MEMBER MANAGEMENT FEES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2025
Member Management Fees Payable
SCHEDULE OF MEMBERS MANAGEMENT FEES PAYABLE
	As of December 31,
	2024	2025
	RMB	RMB

Member management fees payable	1,263	1,604